Finance Lease Receivables - Disclosure of payments to received on finance lease receivables (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
less: amount representing interest income	$ (688,581)
Finance Lease Receivable	2,970,356	$ 3,395,739	$ 3,922,391
Current Portion of Finance Lease Receivable	1,051,873	443,880
Long Term Portion of Finance Lease Receivable	1,918,483	$ 2,951,859
Year 1 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	1,296,605
Year 2 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	819,081
Year 3 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	326,595
Year 4 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	330,405
Year 5 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	309,000
Year 6 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	$ 577,250